Related Party Transactions (Summary of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Tax, utility, insurance and other reimbursement	$ 336	$ 234	$ 248
Rent expense	977	572	572
Capital assets acquired	625	568	1,807
Total	1,938	1,374	2,627
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Tax, utility, insurance and other reimbursement				296	18	464	121
Rent expense				253	264	772	712
Capital assets acquired				86	126	160	141
Total				$ 635	$ 408	$ 1,396	$ 974